TAXATION - SCHEDULE OF EARLIEST OPEN TAX PERIOD (Details) - Foreign Tax Authority	12 Months Ended
Dec. 31, 2015
United Kingdom
Income Tax Examination [Line Items]
Earliest open tax period	2012
Brazil
Income Tax Examination [Line Items]
Earliest open tax period	2010
Indonesia
Income Tax Examination [Line Items]
Earliest open tax period	2012
Kuwait
Income Tax Examination [Line Items]
Earliest open tax period	2015
Jordan
Income Tax Examination [Line Items]
Earliest open tax period	2015